Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	A majority of our equity awards, which may include options, SARs, restricted stock units, performance stock units, or other types of equity awards, are granted in January each year, shortly following release of our selected preliminary operational unit statistics for the quarter and fiscal year then ended. Off-cycle grants, such as those made in connection with new employment arrangements and other special events, are generally made on the first trading day of the month following such event. The Compensation Committee’s process with respect to equity grants is independent of any consideration of the timing of the release of material non-public information, including with respect to the determination of grant dates. Similarly, we have never timed the release of material non-public information with the purpose or intent of affecting the value of executive compensation.
Award Timing Method	A majority of our equity awards, which may include options, SARs, restricted stock units, performance stock units, or other types of equity awards, are granted in January each year, shortly following release of our selected preliminary operational unit statistics for the quarter and fiscal year then ended. Off-cycle grants, such as those made in connection with new employment arrangements and other special events, are generally made on the first trading day of the month following such event. The Compensation Committee’s process with respect to equity grants is independent of any consideration of the timing of the release of material non-public information, including with respect to the determination of grant dates. Similarly, we have never timed the release of material non-public information with the purpose or intent of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee’s process with respect to equity grants is independent of any consideration of the timing of the release of material non-public information, including with respect to the determination of grant dates. Similarly, we have never timed the release of material non-public information with the purpose or intent of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false